Consolidated Statement of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 7,250.0	$ 5,634.7	$ 5,748.1
Cost of sales	6,613.7	5,147.7	5,310.5
Gross profit	636.3	487.0	437.6
Selling, general and administrative expenses (SG&A)	279.9	245.1	230.7
Research and development	46.3	38.4	29.9
Amortization of intangible assets	40.1	25.5	25.6
Other charges, net of recoveries	6.7	10.3	23.5
Earnings from operations	263.3	167.7	127.9
Finance costs	59.7	31.7	37.7
Earnings before income taxes	203.6	136.0	90.2
Income tax expense (recovery)
Current	88.7	40.9	32.9
Deferred	(30.6)	(8.8)	(3.3)
Income tax expense	58.1	32.1	29.6
Net earnings	$ 145.5	$ 103.9	$ 60.6
Basic earnings per share (in dollars per share)	$ 1.18	$ 0.82	$ 0.47
Diluted earnings per share (in dollars per share)	$ 1.18	$ 0.82	$ 0.47
Shares used in computing per share amounts (in millions):
Basic (in shares)	123.5	126.7	129.1
Diluted (in shares)	123.6	126.7	129.1